Goodwill - Summary of Possible Changes of Key Assumptions of Cash Generating Units (Detail) - Aggregate Not Significant Individual Goodwill [Member] ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	0.0050	0.0050
Revenue growth rates (GAGR) [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(0.0230)	(0.0230)
Change in headroom	¥ (1,931,203)	¥ (2,463,604)
Headroom	¥ 2,566,485	¥ 2,119,700
Revenue growth rates (GAGR) [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	0.0230	0.0230
Change in headroom	¥ 2,105,965	¥ 2,673,028
Headroom	6,603,653	7,256,332
Loan loss rates [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in headroom	(3,294,609)	(3,906,215)
Headroom	¥ 1,203,079	¥ 677,089
Loan loss rates [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(0.0050)	(0.0050)
Change in headroom	¥ 3,294,609	¥ 3,906,215
Headroom	¥ 7,792,297	¥ 8,489,519